AMENDED AND RESTATED
BY-LAWS
of
THE TAIWAN FUND, INC.
(as amended on April 21, 2015)
ARTICLE I

Offices
             Section 1.1.	Registered Office.  The
registered office of the Corporation shall be at 1209
Orange Street, City of Wilmington, County of New
Castle, State of Delaware.
             Section 1.2.	Principal Office.  The
principal office of the Corporation shall be at 2 Avenue
de Lafayette, P.O. Box 5049, Boston, Massachusetts.
             Section 1.3.	Other Offices.  The
Corporation may have such other offices in such places as the Board of Directors (the Board) may from time to time determine.
ARTICLE II

Stockholders' Meetings
             Section 2.1.	Place of Meetings.  An
annual meeting of stockholders for the election of
directors and such other business as may properly come before the meeting shall be held at such place, city and state and country as the Board of Directors may determine; and notice of the place so fixed shall be given to stockholders at least ten days before but not more than sixty days before said meeting. All other meetings of the stockholders of the Corporation shall be held at such place or places within or without the State of Delaware as may be fixed from time to time by the Board of
Directors and specified in the respective notices of such
meetings.
             Section 2.2.	Annual Meeting.  The
annual meeting of stockholders shall be held during the month of February, or such other month as the Board of Directors may select, in each year, on such date and at such hour as may from time to time be designated by the Board of Directors and stated in the notice of such meeting.
             Section 2.3.	Special Meetings.
Special Meetings of the stockholders of the Corporation, unless otherwise provided by law or by the Certificate of Incorporation, may be held for any purpose or purposes upon call of the President or a majority of the Board of Directors of the Corporation or on the written request of the holders of at least 25% of the outstanding common stock of the Corporation entitled to vote at such meeting. No special meeting need be called upon the request of the holders of shares entitled to cast less than a majority of all votes entitled to be cast at such meeting to consider any matter which is substantially the same as a matter voted upon at any special meeting of stockholders held during the preceding twelve months.
             Section 2.4.	Notice.  Notice of the
time and place of the annual meeting of stockholders
shall be given by personally delivering or mailing
written notice of the same at least ten but not more than sixty days before such meeting, and written notice of the time and place of special meetings and of the purpose or purposes for which called shall be given at least ten but not more than sixty days before each such meeting, but meetings may be held without notice if all stockholders are present thereat, or if notice is waived by those not present. The Board of Directors may fix in advance a date, not less than ten nor more than sixty days
preceding the date of any such meeting of stockholders
as the record date for the determination of the
stockholders entitled to notice of and to vote at any such meeting. If mailed, notice shall be deemed to be given when deposited in the United States mail addressed to
the stockholders.
             Section 2.5.	Quorum.  The holders
of one third of the stock issued and outstanding and entitled to vote thereat, present in person or represented by proxy, shall be requisite to, and shall constitute, a quorum at all meetings of the stockholders for the transaction of business, except as otherwise provided by the Certificate of Incorporation or by these By-laws. If, however, a quorum shall not be present or represented at any meeting of the stockholders, the stockholders
entitled to vote thereat, present in person or represented by proxy, shall have the power to adjourn the meeting from time to time, without notice other than
announcement at the meeting, until a quorum shall be
present or represented.  At any such adjourned meeting
at which a quorum shall be present or represented any business may be transacted which might have been transacted at the meeting as originally noticed.
             Section 2.6.	Voting.  At any meeting
of the stockholders every stockholder having the right to vote shall be entitled to vote in person or by proxy appointed by an instrument in writing subscribed by such stockholder.  Each stockholder shall have one vote
for each share of stock having voting power registered in his name on the books of the Corporation. Elections of Directors shall be decided by a majority of the votes cast at a duly constituted meeting of stockholders.
             Section 2.7.	Matters To Be Acted
On at Stockholders Meetings.
             (a)	Annual Meetings of
Stockholders.
                    (1)	Nominations of persons
for election to the Board of Directors and the proposal of business to be considered by the stockholders may be made at an annual meeting of stockholders only if made
(i) pursuant to the Corporation's notice of meeting,
(ii) by or at the direction of the Board of Directors or
(iii) by any stockholder of the Corporation who was a stockholder of record at the time of giving of notice provided for in this Section 2.7(a), who is entitled to vote at the meeting and who complied with the notice procedures set forth in this Section 2.7(a).
                    (2)	For nominations or
other business to be properly brought before an annual meeting by a stockholder pursuant to clause (iii) of paragraph (a)(1) of this Section 2.7, the stockholder must have given timely notice thereof in writing to the secretary of the Corporation.  To be timely, a
stockholder's notice shall be delivered to the secretary at the principal executive offices of the Corporation not less than 60 days nor more than 90 days prior to the first anniversary of the preceding year's annual meeting; provided, however, that in the event that the date of the annual meeting is advanced by more than 30 days or delayed by more than 60 days from such anniversary
date, notice by the stockholder to be timely must be so delivered not earlier than the 90th day prior to such annual meeting and not later than the close of business
on the later of the 60th day prior to such annual meeting
or the tenth day following the day on which public announcement of the date of such meeting is first made.
Such stockholder's notice shall set forth (i) as to each person whom the stockholder proposes to nominate for election or reelection as a director, all information relating to such person that is required to be disclosed in solicitations of proxies for election of directors, or is otherwise required, in each case pursuant to
Regulation 14A under the Securities Exchange Act of
1934, as amended (the "Exchange Act") (including such person's written consent to being named in the proxy statement as a nominee and to serving as a director if elected); (ii) as to any other business that the stockholder proposes to bring before the meeting, a brief description of the business desired to be brought before the meeting, the reasons for conducting such business at the meeting and any material interest in such business of such stockholder and of the beneficial owners, if any, on whose behalf the proposal is made; and (iii) as to the stockholder giving the notice and the beneficial owners, if any, on whose behalf the nomination or proposal is
made, (x) the name and address of such stockholder, as
they appear on the Corporation's books, and of such beneficial owners, if any, and (y) the class and number of shares of stock of the Corporation which are owned beneficially and of record by such stockholder and such beneficial owners, if any.
                    (3)	Notwithstanding
anything in the second sentence of paragraph (a)(2) of
this Section 2.7 to the contrary, in the event that the number of directors to be elected to the Board of
Directors is increased and there is no public
announcement naming all of the nominees for director or specifying the size of the increased Board of Directors made by the Corporation at least 70 days prior to the
first anniversary of the preceding year's annual meeting,
a stockholder's notice required by paragraph (a)(2) of
this Section 2.7 shall also be considered timely, but only with respect to nominees for any new positions created by such increase, if it shall be delivered to the secretary at the principal executive offices of the Corporation not later than the close of business on the tenth day following the day on which such public announcement is
first made by the Corporation.
             (b)	Special Meetings of
Stockholders.
                    (1)	Only such business
shall be conducted at a special meeting of stockholders
as shall have been brought before the meeting pursuant
to the Corporation's notice of meeting.
                    (2)	Nominations of persons
for election to the Board of Directors may be made at a special meeting of stockholders at which directors are to be elected (i) pursuant to the Corporation's notice of meeting, (ii) by or at the direction of the Board of Directors or (iii) provided that the Board of Directors has determined that directors shall be elected at such special meeting, by any stockholder of the Corporation who (x) has given timely notice thereof meeting the requirements of Section 2.7(b)(3), (y) is a stockholder of record at the time of giving of such notice, and (z) is entitled to vote at the meeting.
                    (3)	To be timely, a
stockholder's notice referred to in Section 2.7(b)(2) must have been delivered to the secretary of the Corporation at the principal executive offices of the Corporation not earlier than the 90th day prior to such special meeting and not later than the close of business on the later of the 60th day prior to such special meeting or the tenth day following the day on which public announcement is made of the date of the special meeting and of the
nominees proposed by the Board of Directors to be
elected at such meeting. Such stockholder's notice shall set forth (i) as to each person whom the stockholder proposes to nominate for election or reelection as a director, all information relating to such person that is required to be disclosed in solicitations of proxies for election of directors, or is otherwise required, in each case pursuant to Regulation 14A under the Exchange
Act (including such person's written consent to being
named in the proxy statement as a nominee and to
serving as a director if elected); and (ii) as to the stockholder giving the notice and the beneficial owners, if any, on whose behalf the nomination or proposal is
made, (x) the name and address of such stockholder, as
they appear on the Corporation's books, and of such beneficial owners, if any, and (y) the class and number of shares of stock of the Corporation which are owned beneficially and of record by such stockholder and such beneficial owners, if any.
             (c)	Declaration Regarding Improper
Business. The chairman of an annual or special meeting shall, if the facts warrant, determine and declare to the meeting that business was not properly brought before the meeting in accordance with the provisions of this
Section 2.7, and if he should so determine, he shall so declare to the meeting and any such business not properly brought before the meeting shall not be transacted.
ARTICLE III

Directors
             Section 3.1.	Number of Directors.
The Board of Directors shall be not less than 3 nor more
than 15 in number as may be fixed from time to time by
the affirmative vote at a meeting of the holders of a majority of the stock outstanding or by resolution of the Board of Directors adopted by a majority of the directors then in office, except that no decrease in the number of directors shall shorten the term of any incumbent director unless such director is specifically removed pursuant to Section 3.5 of these By-laws at the time of such decrease.  Directors need not be stockholders.
             Section 3.2.	Election and Term of
Directors.  Directors shall be elected annually, by
election at the annual meeting of stockholders or a
special meeting held for that purpose.  The term of office
of each director shall be from the time of his election and qualification until the annual election of directors next succeeding his election or until his successor shall have been elected and shall have qualified. If the annual election of directors is not held on the date designated therefor, the directors shall cause such election to be held as soon thereafter as convenient.
             Section 3.3.	Newly Created
Directorships and Vacancies.  Newly created
directorships resulting from an increase in the number of directors shall be filled by vote of the stockholders or by a vote of a majority of the directors then in office. Vacancies occurring in the Board for any reason may be filled by election at a meeting of stockholders or by vote
of a majority of the directors then in office if
immediately after filling any such vacancy at least two-thirds of the directors then holding office shall have been elected to such office by the holders of the outstanding voting securities of the Corporation at an annual or special meeting. In the event that at any time less than a majority of the directors of the Corporation holding office at that time were elected by the stockholders, a meeting of the stockholders shall forthwith be held as promptly as possible and in any event within 60 days from such time for the purpose of electing directors to
fill any existing vacancies in the Board unless the Securities and Exchange Commission shall by order extend such period. A director chosen to fill a vacancy shall hold office until his death, resignation or removal or until his successor shall have been elected and shall
have qualified.
             Section 3.4.	Resignation; Tender of
Resignation.  Any director may resign from his office at
any time either by oral or written tender of resignation at any meeting of the Board or by written tender to the
Chairman of the Board, if any, or the President or by
giving written notice to the Secretary of the Corporation. Any such resignation shall take effect at the time specified therein or, if the time be not specified, upon receipt thereof, and the acceptance of such resignation, unless required by the terms thereof, shall not be necessary to make such resignation effective. Any
Director who is nominated for re-election at a meeting of stockholders and is not re-elected at that meeting shall be deemed to have tendered to the Board of Directors his
or her resignation as a Director, with such resignation to take effect 30 days after the date of the meeting unless the Board of Directors unanimously decides to reject that Director's tender of resignation, in which case the
Director shall continue in office until his death, resignation or removal or until his successor shall have been elected and shall have been qualified.
             Section 3.5.	Removal.  Any or all of
the directors may be removed at any time, with or
without cause, by the affirmative vote at a meeting of the holders of a majority of the stock outstanding.
             Section 3.6.	Meetings.  Meetings of
the Board, regular or special, may be held at any place within or without the State of Delaware, or by conference telephone as provided in Section 3.7 of these
By Laws.  The Board may fix times and places for
regular meetings of the Board. Special meetings of the
Board shall be held whenever called by the Chairman of
the Board, if any, or by the President or by at least one-third of the directors for the time being in office, at such time and place as shall be specified in the notice or waiver thereof.  Notice and a preliminary agenda shall
be given to each director at least two days prior to the
date for such regular meeting.  Notice of a special
meeting of the Board and a preliminary agenda for such special meeting shall be given by the Secretary, or by a person calling the meeting, to each director at 24 hours prior to the date for such special meeting.
             Section 3.7.	Telephone Meetings.
Members of the Board of Directors or a committee of the
board of Directors may participate in a meeting by
means of a conference telephone or similar
communications equipment if all persons participating in
the meeting can hear each other at the same time.
Subject to the provisions of the Investment Company
Act of 1940, as amended, participation in a meeting by
these means constitutes presence in person at the
meeting.
             Section 3.8.	Quorum and Voting.
One-third of the members of the Board, but not less than
2, shall constitute a quorum for the transaction of
business, but, if there be less than a quorum at any
meeting of the Board, a majority of the directors present
may adjourn the meeting from time to time, and no
further notice thereof need be given other than
announcement at the meeting which shall be so
adjourned.  Except as otherwise provided by law or by
these By-laws, any act of a majority of the directors
present at a meeting at which a quorum is present shall
be the act of the Board of Directors.
             Section 3.9.	Written Consent of
Directors in Lieu of a Meeting. Any action required or permitted to be taken at any meeting of the Board of Directors or of any committee thereof may be taken without a meeting, if all members of the Board or of
such committee, as the case may be, consent thereto in writing and the writing or writings are filed with the minutes of proceedings of the Board or committee.
             Section 3.10.	Compensation.
Directors may receive compensation for services to the Corporation in their capacities as directors or otherwise in such manner and in such amounts as may be fixed
from time to time by the Board of Directors.
             Section 3.11.	Contracts and
Transactions Involving Directors.  No contract or
transaction between the Corporation and one or more of
its directors or officers, or between the Corporation and
any other corporation, partnership, association, or other organization in which one or more of its directors or officers are directors or officers, or have a financial interest, shall be void or voidable solely for this reason, or solely because the director or officer is present at or participates in the meeting of the Board or committee thereof which authorizes the contract or transaction, or solely because his or their votes are counted for such purpose, if: (1) the material facts as to his relationship or interest and as to the contract or transaction are disclosed or are known to the Board of Directors or the committee, and the Board or committee in good faith authorizes the contract or transaction by the affirmative votes of a majority of the disinterested directors, even though the disinterested directors be less than a quorum; or (2) the material facts as to his relationship or interest and as to the contract or transaction are disclosed or are known to the shareholders entitled to vote thereon, and the contract or transaction is specifically approved in good faith by vote of the shareholders; or (3) the contract or
transaction is fair as to the Corporation as of the time it is authorized, approved or ratified, by the Board of Directors, a committee thereof, or the stockholders.
Common or interested directors may be counted in
determining the presence of a quorum at a meeting of the Board of Directors or of a committee which authorizes the contract or transaction.
             Section 3.12.	Qualifications.
Directors need not be stockholders.  Each Director shall
hold office until the earlier of: (a) the expiration of his term and his or her successor shall have been elected and qualifies, (b) his or her death, (c) his or her resignation or (d) his or her removal. To be eligible for nomination as a director a person must, at the time of such person's nomination, have Relevant Experience and Regional
Knowledge (as defined below) and must not have any
Conflict of Interest (as defined below).  Whether a
proposed nominee satisfies the foregoing qualifications
shall be determined by the Board of Directors in its sole discretion. "Relevant Experience and Regional
Knowledge" means experience in business, investment,
economic or political matters of Taiwan or Asia through service (1) for 10 of the past 20 years as an executive officer, director or partner of a financial, industrial or investment management business headquartered in Asia or involving supervision of Asian business operations or investments, that has annual revenues or assets under management, of at least the equivalent of U.S. $500 million; (2) for 5 of the past 10 years as a director (or the equivalent) of one or more investment businesses or vehicles (including this Corporation) a principal focus of which is investment in Taiwan; (3) as a current director or senior officer of an investment manager or adviser of
the Corporation, or of any entity controlling or under
common control with an investment manager or adviser
of the Corporation; (4) for 5 of the past 10 years as a senior official (including ambassador or minister) in the national government, a government agency or the central bank of Taiwan or the United States, in a major
supranational agency or organization of which Taiwan or
the United States is a member, in a leading international trade organization relating to Asia or the United States, or in the Asian Development Bank, in each case in the
area of finance, economics, trade or foreign relations and where the individual was substantially involved with matters relating to Asia; or (5) for 5 of the past 10 years as a professor of finance, economics, trade or foreign relations at, or member of a board of trustees or directors of, a university in Taiwan or the United States and where the individual was substantially involved with matters relating to Asia. In addition, a proposed nominee shall be deemed to have Relevant Experience and Regional
Knowledge if he or she qualifies as an Audit Committee Financial Expert as defined in Item 3 of Securities and Exchange Commission Form N-CSR, and if there is not at that time another member of the Board of Directors,
who is also a member of the Audit Committee, who
qualifies as an Audit Committee Financial Expert.
"Conflict of Interest" means the presence of a conflict
with the interests of the Corporation or its operations through any of the following: (1) current position as a director, officer, partner (other than a limited partner) or employee of another investment vehicle a significant
(i.e., 50% or more of total assets) focus of which is securities of Taiwanese companies or securities principally traded in Taiwan markets and that does not
have the same investment adviser as the Corporation or
an investment adviser affiliated with an investment
adviser of the Corporation; (2)	current position as a
director, officer, partner (other than a limited partner) or employee of the sponsor or equivalent of an investment vehicle described in the previous point; or (3) current position as an official of a governmental agency or self-regulatory body having responsibility for regulating the Corporation or the markets in which it proposes to invest.
ARTICLE IV

Committees
             Section 4.1.	Executive Committee.
There may be an Executive Committee consisting of
such number of members, not less than three, as may be
fixed from time to time by the Board of Directors, who
shall be elected by the Board of Directors from among
its members by resolution passed by a majority of the
whole Board.  At least a majority of the members of the
Executive Committee shall be persons who are not
"interested persons", as defined in the Investment
Company Act of 1940, as amended, of the Corporation
or any investment adviser to, or underwriter of securities
of, the Corporation.  During the intervals between
meetings of the Board of Directors, the Executive
Committee shall have and may exercise all the powers of
the Board of Directors in the management of the
business and affairs of the Corporation, except as may be
limited by law.  The Executive Committee may adopt
rules governing the method of calling and time and place
of holding its meetings.  A majority of the Executive
Committee shall constitute a quorum for the transaction
of business and the act of a majority of the members of
the Executive Committee present at a meeting at which a
quorum is present shall be the act of the Executive
Committee.  The Executive Committee shall keep a
record of its acts and proceedings and shall report
thereon to the Board of Directors.  Any or all members
of the Executive Committee may be removed, with or
without cause, by resolution of the Board of Directors,
adopted by a majority of the whole Board.
             Section 4.2.	Other Committees of
the Board.  The Board of Directors may from time to
time, by resolution adopted by a majority of the whole
Board, constitute and appoint one or more other
committees of the Board, each such committee to consist
of such number of directors and to have such powers and
duties as the Board of Directors, by a resolution may
prescribe.
             Section 4.3.	Advisory Committees.
The Board of Directors may from time to time, by resolution adopted by a majority of the whole Board, constitute and appoint one or more advisory committees, consisting of such persons as the Board may designate whether or not officers or directors of the Corporation.
ARTICLE V

Officers
             Section 5.1.	Executive Officers.
The executive officers of the Corporation shall be
chosen by the Board of Directors as soon as may be
practicable after the annual meeting of the stockholders.
These shall include a President (who may be a Director),
a Chief Compliance Officer, a Secretary and a Treasurer.
The Board of Directors or the Executive Committee may
also in its discretion appoint one or more
Vice-Presidents (the number thereof to be determined by
the Board of Directors), Assistant Secretaries, Assistant
Treasurers and other officers, agents and employees,
who shall have such authority and perform such duties
as the Board or the Executive Committee may
determine.  The Board of Directors may fill any vacancy
which may occur in any office.  Any two or more
offices, except those of President and Vice-President,
may be held by the same person, but no officer shall
execute, acknowledge or verify any instrument in more
than one capacity, if such instrument is required by law
or these By-Laws to be executed, acknowledged or
verified by two or more officers.
             Section 5.2.	Term of Office.  The
term of office of all officers shall be one year and until
their respective successors are chosen and qualified.
Any officer may be removed from office at any time
with or without cause by the vote of a majority of the
whole Board of Directors.  Any officer may resign his
office at any time by delivering a written resignation to
the Board of Directors, the President, the Secretary, or
any Assistant Secretary.  Unless otherwise specified
therein, such resignation shall take effect upon delivery.
             Section 5.3.	Powers and Duties.  The
officers of the Corporation shall have such powers and
duties as generally pertain to their respective offices, as
well as such powers and duties as may from time to time
be conferred by the Board of Directors or the Executive
Committee.
             Section 5.4.	Surety Bonds.  The
Board of Directors may require any officer or agent of
the Corporation to execute a bond (including, without
limitation, any bond required by the Investment
Company Act of 1940, as amended, and the rules and
regulations of the Securities and Exchange Commission)
to the Corporation in such sum and with such surety or
sureties as the Board of Directors may determine,
conditioned upon the faithful performance of his duties
to the Corporation, including responsibility for
negligence and for the accounting of any of the
Corporation's property, fund or securities that may come
into his hands.
             Section 5.5.	Chairman of the Board.
The Chairman of the Board, if any, shall preside at all
meetings of stockholders and of the Board of Directors,
and shall have such other powers and duties as may be
delegated to him by the Board of Directors.  The
position of Chairman of the Board shall not be an office
of the Corporation.  However, an officer of the
Corporation may serve as Chairman of the Board
provided that the Corporation does not rely on any rules
under the Investment Company Act of 1940, as
amended, which require such Chairman to be a Director
who is not an "interested person" of the Corporation as
defined in the Investment Company Act of 1940, as
amended.  The Chairman of the Board shall serve for
such time and with such authority as the Directors may,
in their discretion, so designate.
             Section 5.6.	President.  The
President shall be the chief executive officer of the
Corporation.  In the absence of the Chairman of the
Board, he shall preside at all meetings of the
stockholders.  He shall have general charge of the
business and affairs of the Corporation.  He may employ
and discharge employees and agents of the Corporation,
except such as shall be appointed by the Board, and he
may delegate these powers.
             Section 5.7.	Vice Presidents.  Each
Vice President shall have such powers and perform such
duties as the Board of Directors or the President may
from time to time prescribe.  In the absence or inability
to act of the President, the Board of Directors shall
designate the Vice President who shall perform all the
duties and may exercise any of the powers of the
President.
             Section 5.8.	Treasurer.  The
Treasurer shall have the care and custody of all funds
and securities of the Corporation which may come into
his hands, shall endorse the same for deposit or
collection when necessary and deposit the same to the
credit of the Corporation in such banks or depositaries as
the Board of Directors may authorize.  He may endorse
all commercial documents requiring endorsements for or
on behalf of the Corporation and may sign all receipts
and vouchers for payments made to the Corporation.  He
shall have all such further powers and duties as generally
are incident to the position of Treasurer or as may be
assigned to him by the President or the Board of
Directors.
             Section 5.9.	Secretary.  The
Secretary shall record all proceedings of meetings of the
stockholders and directors in a book kept for that
purpose and shall file in such book all written consents
of the stockholders or directors to any action taken
without a meeting.  He shall attend to the giving and
serving of all notices of the Corporation.  He shall have
custody of the seal of the Corporation and shall attest the
same by his signature whenever required.  He shall have
charge of the stock ledger and such other books and
papers as the Board of Directors may direct, but he may
delegate responsibility for maintaining the stock ledger
to any transfer agent appointed by the Board.  He shall
have all such further powers and duties as generally are
incident to the position of Secretary or as may be
assigned to him by the President or the Board of
Directors.
             Section 5.10.	Chief Compliance
Officer.  The Chief Compliance Officer (the "CCO")
shall perform the functions of the Corporation's chief
compliance officer as described in Rule 38a-1 under the
Investment Company Act of 1940, as amended. The
CCO shall have primary responsibility for administering
the Corporation's compliance policies and procedures
adopted pursuant to Rule 38a-1 (the "Compliance
Program") and reviewing the Compliance Program, in
the manner specified in Rule 38a-1, at least annually, or
as may be required by Rule 38a-1, as may be amended
from time to time.  The CCO shall report directly to the
Board of Directors regarding the Compliance Program.
             Section 5.11.	Delegation of Duties.
In case of the absence of any officer of the Corporation, or for any other reason that the Board may deem sufficient, the Board may confer for the time being the powers or duties, or any of them, of such officer upon any other officer or upon any director.
ARTICLE VI

Indemnification
             Section 6.1.	Indemnification of
Directors, Officers, Employees and Agents.  Each
officer, director, employee or agent of the Corporation
shall be indemnified by the Corporation to the full extent permitted by Section 145 of the Delaware Corporation
Law and all other applicable laws of the State of
Delaware, subject to the requirements of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.
             Section 6.2.	No provision of these
By-laws shall protect or indemnify any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office ("disabling conduct"). Moreover, no officer or director of the Corporation shall receive any indemnification from the Corporation against any liability to the Corporation or its security holders to which such officer would otherwise be subject unless there has been (1) a final decision on the merits by a court or other body before whom the preceding alleging liability was brought that the officer or director to be indemnified (the "indemnitee") was not liable by reason of disabling conduct, or (2) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of disabling conduct, by (i) the vote of a majority of a quorum of the corporation's directors who are neither "interested directors" as defined in the Investment Company Act of 1940, as amended, nor parties to the preceding ("disinterested non-party directors"), or (ii) an independent legal counsel in a written opinion. In addition, no indemnitee shall receive from the Corporation an advance of attorneys' fees or other expenses incurred by him in defending a proceeding alleging such liability except upon the undertaking of such indemnitee to repay the advance unless it is ultimately determined that he is entitled to indemnification but only if at least one of the following is also required as a condition to the advance: (1) the indemnitee shall provide a security for his undertaking,
(2) the Corporation shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the disinterested, non-party directors of the Corporation, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.
ARTICLE VII

Common Stock
             Section 7.1.	Form and Execution of
Certificates.  Certificates for stock of the Corporation
shall be in such form as shall be approved by the Board
of Directors and shall be signed in the name of the
Corporation by the Chairman of the Board, if any, or the
President or a Vice President and by the Secretary or any
Assistant Secretary or the Treasurer or an Assistant
Treasurer.  Such certificates may be sealed with the seal
of the Corporation or a facsimile thereof, and shall
contain such information as is required by law to be
stated thereon.  If any stock certificate was
countersigned by a transfer agent or registrar other than
the Corporation or its employee, any other signature on
the certificate may be a facsimile.  In case any officer,
transfer agent or registrar who has signed or whose
facsimile signature has been placed upon a certificate
shall have ceased to be such officer, transfer agent or
registrar before such certificate is issued, it may be
issued by the Corporation with the same effect as if he
were such officer, transfer agent or registrar at the date
of issue.
             Section 7.2.	Certificates of Stock
Form and Issuance (a) Issuance. The shares of the Fund
shall be represented by certificates unless the Board of
Directors shall by resolution provide that some or all of
the shares of the Fund shall be uncertificated shares.
Any such resolution shall not apply to shares represented
by certificate until the certificate is surrendered to the
Fund.  Notwithstanding the adoption of any resolution
providing for uncertificated shares, every holder of
shares of the Fund represented by certificates and upon
request every holder of uncertificated shares shall be
entitled to have a certificate signed by, or in the name of
the Fund by, the Chairman of the Board, or the President
or any Vice President and by the Secretary or any
Assistant Secretary or the Treasurer or an Assistant
Treasurer, representing the number of shares registered
in certificate form.
             Section 7.3.	Transfers of Stock.
Transfers of stock with respect to which certificates have
been issued shall be made only upon the books of the
Corporation by the holder, in person or by duly
authorized attorney, and on the surrender of the
certificate or certificates for such stock properly
endorsed.  Transfers of stock with respect to which
certificates have not been issued shall be made only
upon the books of the Corporation on the written request
by the holder.  The Board of Directors shall have the
power to make all such rules and regulations, not
inconsistent with the Certificate of Incorporation and
these By-laws, as the Board may deem appropriate
concerning the issue, transfer and registration of stock of
the Corporation, whether represented by certificates or
held in an account maintained by the Corporation.  The
Board may appoint one or more transfer agents or
registrars of transfers, or both, and may require all stock
certificates to bear the signature of either or both.
             Section 7.4.	Lost, Stolen or
Destroyed Certificates. The Corporation may issue a new stock certificate in the place of any certificate theretofore issued by it, alleged to have been lost, stolen or destroyed, and the Corporation may require the owner of the lost, stolen or destroyed certificate or his legal representative to give the Corporation a bond sufficient to indemnify it against any claim that may be made against it on account of the alleged loss, theft or destruction or any such certificate or the issuance of any such new certificate. The Board may require such owner to satisfy other reasonable requirements.
ARTICLE VIII

Seal
             Section 8.1.	Seal.  The seal of the
Corporation shall be circular in form and shall bear, in addition to any other emblem or device approved by the Board of Directors, the name of the Corporation, the year of its incorporation and the words "Corporate Seal" and "Delaware". Said seal may be used by causing it or a facsimile thereof to be impressed or affixed or in any other manner reproduced.


ARTICLE IX

Fiscal Year
             Section 9.1.	Fiscal Year.  Until
otherwise determined by the Board, the fiscal year of the Corporation shall end on the 31st day of August in each year.
ARTICLE X

Waiver of Notice
             Section 10.1.	Waiver of Notice.
Whenever notice is required to be given by statute, or under any provision of the Certificate of Incorporation or these By-laws, a written waiver thereof, signed by the person entitled to notice, whether before or after the time stated therein, shall be deemed equivalent to notice. In the case of a stockholder, such waiver of notice may be signed by such stockholder's attorney or a proxy duly appointed in writing. Attendance of a stockholder at a meeting of stockholders, or attendance of a director at a meeting of the Board of Directors or any committee thereof, shall constitute a waiver of notice of such meeting, except when such stockholder or director, as the case may be, attends a meeting for the express purpose of objecting, at the beginning of the meeting, to the transaction of any business because the meeting is not lawfully called or convened. Neither the business to be transacted at, nor the purpose of, any regular or special meeting of the stockholders or of the directors need be specified in any written waiver of notice.
ARTICLE XI

Depositaries and Custodians
             Section 11.1.	The funds of the
Corporation shall be deposited with such banks or other
depositaries as the Board of Directors of the Corporation
may from time to time determine.
             Section 11.2.	All securities and other
investments shall be deposited in the safekeeping of such
banks or other companies as the Board of Directors of
the Corporation may from time to time determine.
             Section 11.3.	Every arrangement
entered into with any bank or other company for the safekeeping of the securities and investments of the Corporation shall contain provisions complying with the Investment Company Act of 1940, as amended, and the general rules and regulations thereunder.
ARTICLE XII

Execution of Instruments
             Section 12.1.	Checks, Notes, Drafts,
Etc.  Checks, notes, drafts, acceptances, bills of
exchange and other orders or obligations for the payment
of money shall be signed by such officer or officers or person or persons as the Board of Directors by resolution shall from time to time designate.
             Section 12.2.	Sale or Transfer of
Securities. Stock certificates, bonds or other securities at any time owned by the Corporation may be held on behalf of the Corporation or sold, pledged, hypothecated, transferred or otherwise disposed of pursuant to authorization by the Board and, when so authorized to be held on behalf of the Corporation or sold, pledged, hypothecated, transferred or otherwise disposed of, may be transferred from the name of the Corporation in such manner as the Board of Directors shall determine.
ARTICLE XIII

Fundamental Policies
             Section 13.1.	The Corporation will
not purchase any security (other than obligations of the
U.S. government, its agencies or instrumentalities) if as
a result: (i) as to 75% of the Corporation's total assets, more than 5% of the Corporation's total assets (taken at current value) would then be invested in securities of a single issuer, (ii) more than 25% of its total assets would be invested in obligations of the government of the
Republic of China, its agencies or instrumentalities, (iii) more than 10% of the voting equity securities (at the time of such purchase) of any one issuer would be
owned by the Corporation, and (iv) more than 25% of its
total assets (taken at current value) would be invested in
a single industry, except that the Corporation shall invest more than 25% of its total assets (taken at current value)
in the semi-conductor industry.
             Section 13.2.	[Removed by
stockholders at a meeting held on April 21, 2015.]
             Section 13.3.	The Corporation will
not purchase partnership interests.
             Section 13.4.	The Corporation will
not borrow money or pledge its assets, except that the Corporation may borrow from a bank in the United
States for temporary or emergency purposes in amounts
not exceeding 5% (taken at the lower of cost or current
value of its total assets (not including the amount borrowed)), and may also pledge its assets held in the
United States to secure such borrowings.
             Section 13.5.	The Corporation will
not purchase securities on margin, except for short-term credits as may be necessary for clearance of transactions.
             Section 13.6.	The Corporation will
not make short sales of securities or maintain a short
position.
             Section 13.7.	The Corporation will
not buy or sell commodities or commodity contracts or
real estate or interests in real estate, except the Corporation may enter into forward foreign currency exchange contracts, foreign currency futures contracts,
and options on foreign currencies and foreign currency
futures contracts for bona fide hedging purposes.
             Section 13.8.	The Corporation will
not act as an underwriter of securities of other issuers.
             Section 13.9.	The Corporation will
not make loans to other persons except the Corporation
may lend portfolio securities in an amount not exceeding 331/3% of the Fund's net assets; for purposes of this investment restriction, the term "loans" shall not include the purchase of a portion of an issue of publicly
distributed bonds, debentures or other securities.
             Section 13.10.	The Corporation will
not purchase securities issued by any issuer which owns, whether directly or indirectly or in concert with another person, more than 5% of the equity securities (whether voting or non-voting) of the Adviser or which takes a significant role in the management of the Adviser.
             Section 13.11.	The Corporation may
not issue senior securities.
             Section 13.12.	The Corporation may
not purchase beneficiary certificates representing
interests in Republic of China securities investment trust funds other than the fund established under the investment advisory agreement with the Corporation's investment adviser or effect any transaction in securities with another Republic of China securities investment trust fund managed by such investment adviser.
             Section 13.13.	If a percentage
restriction on investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentage resulting from changing values will not be considered a violation of the restrictions contained in this Article. Also, if the Corporation exercises subscription rights to purchase securities of an ROC issuer at a time when the Fund's portfolio holdings of securities of that issuer (or that issuer's industry) would otherwise exceed the limits set forth in clauses (i),
(ii), (iii) or (iv) of Section 13.1 hereof, it will not constitute a violation of this Article if, prior to receipt of securities on exercise of such rights, and after announcement of such rights, the Corporation has sold at least as many shares as it would receive on exercise of such rights.
ARTICLE XIV

Amendments
             Section 14.1.	Amendments.  These
By-laws or any of them may be amended, altered or repealed at any regular meeting of the stockholders or at any special meeting of the stockholders at which a quorum is present or represented, provided that notice of the proposed amendment, alteration or repeal be contained in the notice of such special meeting. These
By-laws, except ARTICLE XIII hereof, may also be amended, altered or repealed by the affirmative vote of a majority of the Board of Directors at any regular meeting of the Board of Directors, or at any special meeting of the Board of Directors if notice of the proposed amendment, alteration or repeal be contained in the notice of such special meeting. The By-laws, or any of them, set forth in ARTICLE XIII of these By-laws may be amended, altered or repealed only by the affirmative vote of a majority of the outstanding shares of common stock of the Corporation at a regular meeting or special meeting of the stockholders, the notice of which contains the proposed amendment, alteration or repeal. For purposes of amending any By-law set forth in ARTICLE
XIII of these By-laws, a majority of the outstanding shares of common stock of the Corporation shall mean the lesser of 67% of the voting securities present at the meeting, if a quorum is present, or 50% of the outstanding voting securities.
Approved:  January 26, 2004
Amended:  October 20, 2006
Amended April 23, 2007
Amended October 23, 2007
Amended July 18, 2014
Amended August 13, 2014
Amended April 21, 2015
Amended April 18, 2018